Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments
Financial Instruments

28.Financial Instruments

28.1Carrying Amounts and Fair Value

The following tables disclose the carrying amounts of each class of financial instruments together with its corresponding fair value and the aggregated carrying amount per category:

Financial instruments, analyzed by classes and categories

	12/31/2021
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash at banks and petty cash	AC	129,856	n/a
Money Market Funds	FVTPL	99,919	99,919
Fixed term deposit	AC	119,664	n/a
Security deposits	AC	3,821	3,821
Total financial assets		353,260
Financial liabilities, by class
Trade and other payables	AC	38,241	n/a
Warrants	FVTPL	21,405	21,405
Total financial liabilities		59,646

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at amortized cost (AC)	253,341
Financial assets measured at FVTPL	99,919
Financial liabilities measured at FVTPL	21,405
Financial liabilities measured at amortized cost (AC)	38,241

Financial instruments, analyzed by classes and categories

	12/31/2020
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	102,144	n/a
Fixed term deposit	AC	50,000	n/a
Promissory notes	FVTPL	676	676
Security deposits	AC	2,096	2,096
Other financial assets	AC	16	16
Total financial assets		154,932
Financial liabilities, by class
Trade and other payables	AC	11,092	n/a
Convertible loans – host contract	AC	84,287	105,007
Convertible loans – embedded derivative	FVTPL	14,948	14,948
Other financial liabilities	AC	48	48
Total financial liabilities		110,375

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at amortized cost (AC)	154,256
Financial assets measured at FVTPL	676
Financial liabilities measured at FVTPL	14,948
Financial liabilities measured at amortized cost (AC)	95,427

The Public Warrants are traded in an active market and are therefore categorized in level 1 of the fair value hierarchy - the Private Warrants have been treated equally (see note 4 on warrants). In addition, money market funds are also categorized as level 1 as traded in an active market. Promissory notes and the convertible loans (both host contract and embedded derivative) were categorized in level 3 of the fair value hierarchy in the previous year. All other financial instruments are categorized in level 2 of the fair value hierarchy.

Fair values in level 2 are determined as expected cash flows discounted using market-based credit risk adjusted interest rate curves that are applicable for the Group and specific for the residual term of each financial instrument.

The fair value of the promissory notes has been calculated using a trinomial tree approach, set to optional conversion at an expected date. The primary inputs used in the model included the borrower’s share price at valuation date, probability of occurrence of each possible conversion and termination event, borrower-specific credit risk and risk-free interest rate. While the risk-free interest rate was based on currency specific time congruent IBOR and swap rates, the credit risk and stock prices of the borrower were not observable in a market and therefore highly judgmental.

The fair value of the embedded derivatives that were bifurcated from the convertible loan issued in 2020 is determined by aggregating the valuations for the various expected conversion and termination events. Since all events would lead to a conversion for a set fixed conversion price (however, for a variable number of shares), the value is derived as a forward contract embedded in the loan contract. The primary inputs used in the model include the own share price at valuation date, probability of occur-rence of each possible conversion and termination event, borrower-specific credit spread and risk-free interest rate. Credit risk is model-implied and adjusted for movement in credit spreads to consider the investor’s higher risk in connection with this convertible instrument at each valuation date, and the risk-free interest rate is based on currency specific time congruent IBOR and swap rates. As credit spreads and stock prices are not observable in a market, especially these input parameters are highly judgmental. The following tables show the effect of reasonable changes of the most significant input parameters on the fair values of the embedded derivatives as of December 31, 2020.

in € thousand December 31, 2020	Share Price	Value derivative	Effect on financial result
Base	0%	14,948
Up	10%	18,815	(3,867)
Down	(0.00)%	11,081	3,867

in € thousand December 31, 2020	Credit Spread	Value derivative	Effect on financial Result
Base	0%	14,948
Up	10%	14,282	666
Down	(0.00)%	15,646	(698)

The fair value of the embedded derivative that was bifurcated from the convertible loan issued in 2021 followed the same valuation methodology as the 2020 convertible loan, except that share price at valuation date was not an input. The convertible loan was converted to equity during 2021 and no further gains or losses will be recognized in finance income / (expenses) in the Statement of Operations.

Financial instruments, changes in Fair Value of level 3 instruments

		Convertible loan –
In € thousand	Promissory Notes	embedded derivative
January 1, 2020	—	—
Purchases / issuances	627	(274)
Changes from fair value remeasurement	58	15,222
Foreign exchange effects	(9)	—
December 31, 2020	676	14,948
Purchases / issuances	1,051	312
Changes from fair value remeasurement	475	(6,326)
Foreign exchange effects	20	—
Conversion	(2,222)	(8,934)
December 31, 2021	—	—

The net gains and losses for each of the financial instrument measurement categories were as follows:

2021	Subsequent measurement
		Foreign			Reversals
		exchange		Impairment	of loss	Total per
In € thousand	Interest	conversion	Fair value	loss (net)	allowance	category
Financial assets measured at amortized cost	(364)	1,061	—	(260)	—	437
Financial liabilities measured at amortized cost	(3,483)	(446)	—	—	—	(3,929)
Financial assets and liabilities measured at fair value through profit or loss	—	20	(4,365)	—	—	(4,345)
Total	(3,847)	635	(4,365)	(260)	—	(7,837)

2020	Subsequent measurement
		Foreign		Increase	Reversals
		exchange		in loss	of loss	Total per
In € thousand	Interest	conversion	Fair value	allowance	allowance	category
Financial assets measured at amortized cost	(83)	—	—	—	—	(83)
Financial liabilities measured at amortized cost	(33,960)	(98)	—	—	—	(34,058)
Financial assets and liabilities measured at fair value through profit or loss	—	(4)	(15,164)	—	—	(15,168)
Total	(34,043)	(102)	(15,164)	—	—	(49,309)

The total interest income for financial assets that are not measured at fair value through profit or loss is €5 thousand (2020: €18 thousand), while the total interest expense for these financial assets is €369 thousand (2020: €101 thousand). The total interest expense for financial liabilities that are not measured at fair value through profit or loss is €3,483 thousand (2020: €33,960 thousand).

28.2Financial Instrument Risk Management Objectives and Policies

The Group is exposed especially to market risk (especially foreign exchange risk) and liquidity risk. The Group’s senior management oversees the management of these risks.

The CFO in combination with Treasury provides assurance to the Group’s senior management that the Group’s financial risk activities are governed by appropriate procedures and that financial risks are identified, measured and managed in accordance with the Group’s risk objectives. The Executive Board reviews and agrees procedures for managing each of these risks, which are summarized below.

Management regularly reviews the Group’s risk management objectives to ensure that risks are identified and managed appropriately. The Executive Board is made aware of and reviews management’s risk assessments prior to entering into significant transactions.

Credit Risk

The following tables provide information about the exposures to credit risk for all financial assets that are not measured at fair value through profit or loss and therefore are generally subject to the impairment regulations of IFRS 9. The most significant part of the impairment loss allowance relates to the fixed-term deposits and cash balances. No impairment has been recorded for 2020.

				12/31/2021
	Equivalent to
	external	Gross	Impairment
	credit rating	Carrying	Loss	Credit-
in € thousand	[S&P]	amount	allowance	impaired
Grades 1–6: Low risk	BBB- to AAA	253,601	(260)	No
Of which:
Cash and cash equivalents		129,859	(3)	No
Fixed-term deposits		119,920	(256)	No
Security deposits		3,822	(1)	No

				12/31/2020
	Equivalent to
	external	Gross	Impairment
	credit rating	carrying	loss	Credit-
in € thousand	[S&P]	amount	allowance	impaired
Grades 1–6: Low risk	BBB- to AAA	154,256	—	No
Of which:
Cash and cash equivalents		102,144	—	No
Fixed-term deposits	50,000	—	No
Security deposits	2,096	—	No
Other financial assets	16	—	No

Foreign Currency Risk

The Group operates globally and is exposed to foreign currency risk arising from exposure to various currencies in the ordinary course of business. The Group’s foreign currency exposures primarily consist of the British pound (“GBP”), Swiss Franc (“CHF”) and US Dollar (“USD”). Foreign currency exchange risk mainly arises from commercial and financing transactions that resulted in recognized financial assets and liabilities denominated in a currency other than the local functional currency.

The following table demonstrates the sensitivity of the Group to a reasonably possible appreciation and depreciation of the EUR towards USD and GBP by 10%, with all other variables held constant. The impact on the Group’s profit or loss before tax is due to changes in the carrying amount of monetary assets and liabilities as of December 31, 2021:

	Effect of EUR appreciation on	Effect of EUR depreciation on
	profit before tax	profit before tax
Currency	(in € thousand)	(in € thousand)
USD	735	(898)
GBP	15	(19)

The impact on the Group’s profit or loss before tax is due to changes in the carrying amount of monetary assets and liabilities as of December 31, 2020:

	Effect of EUR appreciation on	Effect of EUR depreciation on
	profit before tax	profit before tax
Currency	(in € thousand)	(in € thousand)
USD	(47)	58
GBP	(46)	56

In 2020, the sensitivity analysis for the EUR (net) exposure of the Group entity in the UK was calculated by shifting EUR against GBP. In 2021, the sensitivity analysis was performed by keeping EUR constant and shifting the foreign currency for all exposures. As a result, the numbers of the EUR/GBP sensitivity analysis for 2020 were adjusted from prior year for comparability.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Interest rate risks from financial instruments can in general arise in connection with financial liabilities. Fixed rate securities may have their market value adversely impacted due to a rise in interest rates. Our cash equivalents and investment portfolio can also be subject to market risk due to changes in interest rates. The Group is required to pay negative interest on cash accounts if and to the extent certain thresholds are exceeded. Banks are adjusting the negative interest rate depending on changes of the respective reference rates set by central banks. Considering existing thresholds, a hypothetical reasonable increase / decrease of 10 basis points in interest rates would have an effect on the Group's financial statements of €130 / (€130) thousand (2020: €1 / (€1) thousand) arising from cash at banks.

Other Price Risk

In 2021, the Group invested into a Money Market Fund with a total market value as of December 31, 2021 of €99,919 thousand. The value of the Money Market Fund is based on its publicly traded price. A reasonable possible increase or decrease in the market price by 10 % would lead to a gain / (loss) before tax of €9,992 thousand.

In 2021, the Group invested in one further promissory note for a nominal amount of €1,051 thousand ($1,250 thousand). As of December 31, 2021, all promissory notes have been converted so that the Group is no longer exposed to equity price risk in relation to the promissory notes as of year-end.

The Group has invested into promissory notes in 2020 with a total nominal amount of €627 thousand ($750 thousand, for details see note 18), whose fair value depends (among other variables) on the share price of the investee. A reasonably possible increase (decrease) in the share price by 10%, with all other variables held constant, would lead to a gain (loss) before tax of €73 thousand with a corresponding effect in the financial result.

In 2021 during the Reorganization, the Group has entered into obligations to settle warrants for a total number of 19,710,000 (please refer to note 24). The value of the warrants is based on their publicly traded price. A reasonably possible increase or decrease in the warrant price by 10%, with all other variables held constant, would have led to a loss or gain before tax of €2,140 thousand with a corresponding effect in the financial result.

Liquidity Risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting its obligations associated with its financial liabilities as they fall due. The Group is expanding very rapidly which results in increasingly stringent requirements regarding the corporate planning for budgeting and procuring of financial resources in such a way that the development program of the Lilium Jet is not delayed. Consequently, the continuation of development is based on the Group’s ability to raise financing from investors in the form of various financing rounds. The Group ensures that the supply of liquidity is always sufficient to settle financial liabilities that are due for payment. Liquidity is evaluated and maintained using forecasts based on fixed planning horizons covering several months and through the cash and cash equivalent balances that are available.

The following table provides details of the (undiscounted) cash outflows of financial liabilities (including interest payments). Note that the Group expected the convertible loans to be settled in own equity instruments. Therefore, the probability of an outflow of the below disclosed cash amount was remote.

				12/31/2021
				2027 and
in € thousand	2022	2023	2024 to 2026	thereafter
Lease liabilities	2,356	2,705	8,001	2,187
Trade and other payables	35,335	29	3,498	—

				12/31/2020
				2026 and
in € thousand	2021	2022	2023 to 2025	thereafter
Lease liabilities	2,006	1,962	5,767	2,869
Convertible loans	88,013	—	—	—
Trade and other payables	11,092	—	—	—
Other financial liabilities	21	27	—	—

Capital Management

For the purpose of the Group’s capital management, capital includes all share capital and other equity reserves attributable to the equity holders. The primary objectives of capital management are to support operating activities and maximize the shareholder value through investment in the development activities of the Group.

Based on the ongoing development of the Lilium Jet, the Group has to rely almost exclusively on equity funding by its shareholders and debt financing until the Group can refinance itself in the future from marketable products as a result of successful development projects. The Group’s finance department reviews the total amount of cash of the Group on a monthly basis. As part of this review, management considers the total cash and cash equivalents, the cash outflow, currency translation differences and funding activities. The Group monitors cash using a burn rate. The cash burn rate is defined as the average monthly net cash flow from operating and investing activities during a financial year.

The Group is not subject to externally imposed capital requirements. The objectives of the Group’s capital management were achieved in the reporting year. No changes were made in the objectives, policies or processes for managing cash during the years ended December 31, 2021 and 2020.

28.3Reconciliation of Changes in Liabilities arising from Financing Activities

	Convertible	Lease
In € thousand	loans	liabilities	Warrants	Total
Statement of Financial Position as of December 31, 2020	99,235	11,118	—	110,353
Proceeds from convertible loans	1,850	—	—	1,850
Principal elements of lease payments	—	(1,781)	—	(1,781)
Interest paid	—	(437)	—	(437)
Change in the cash flow from financing activities	1,850	(2,218)	—	(368)
Additions to lease liabilities due to new lease contracts	—	2,486	—	2,486
Additions to warrants	—	—	25,859	25,859
Fair value changes	(6,326)	—	(4,454)	(10,780)
Interest expenses	3,483	437	—	3,920
Capital contributions	(98,242)	—	—	(98,242)
Statement of Financial Position as of December 31, 2021	—	11,823	21,405	33,228

	Convertible	Lease
In € thousand	loans	liabilities	Total
Statement of Financial Position as of December 31, 2019	66,353	8,715	75,068
Proceeds from convertible loans	85,900	—	85,900
Principal elements of lease payments	—	(1,439)	(1,439)
Interest paid	—	(450)	(450)
Change in the cash flow from financing activities	85,900	(1,889)	84,011
Additions to lease liabilities due to new lease contracts	—	3,842	3,842
Fair value changes	15,222	—	15,222
Interest expenses	33,960	450	34,410
Capital contributions	(102,200)	—	(102,200)
Statement of Financial Position as of December 31, 2020	99,235	11,118	110,353